COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES

a.Leases

See Note 13 “Leases” for lease related commitments as of December 31, 2020.

b.During 2018, 2019 and 2020, the Company received several grants from the Israeli Innovation Authority ("IIA"). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from IIA grants for the years ended December 31, 2018, 2019 and 2020 in the amount of $ 1,174, $ 801 and $ 996, respectively.

c.Paycheck Protection Program Loan:

In May 2020, the Company received $979 in proceeds from an approved loan under the Paycheck Protection Program. Interest will accrue on outstanding principal balance at a rate of 1%, computed on a simple interest basis. The loan principal and accrued interest will be eligible for forgiveness provided that (i) the Company uses the loan proceeds exclusively for allowed costs including payroll, employee group health benefits, rent and utilities and (ii) employee and compensation levels are maintained. As of December 31, 2020, the Company has used the full amount of the loan for authorized uses as described above. If the loan is not forgiven, the loan will have up to two years maturity, at which

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

time any unpaid principal and accrued interest will be due and payable. The loan is under “short term loans” in the consolidated balance sheet as of December 31, 2020.

d.Charges and guarantees:

As of December 31, 2019 and 2020, the Company provided bank guarantees in an aggregate amount of $ 74,116 and $ 45,847 (including bank guarantee disclosed in Note 12e), respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

e.In September 2018, the Company signed commercial agreements with Orocom, a new operator in Peru, to provide broadband connectivity in rural regions. The Peruvian Government (“Pronatel” previously known as “Fitel”) chose Orocom for the deployment of transport and broadband access networks in three of six regions in Peru. Orocom is owned by a consortium of companies, comprising telecommunications license holders as well as companies with expertise in fiber-based technologies.

After signing the commercial agreements mentioned above and an operating agreement with Orocom and its shareholders, the Company provided, in the second quarter of 2018, bank guarantees amounting to $29,100, on behalf of Orocom to Pronatel, to secure the return of a down payment to be received by Orocom, or part of it, in case Orocom fails to meet the down payment related obligations. These bank guarantees came into effect in July 2018, when a down payment of $29,100 was received by Orocom. During the first quarter of 2020 the bank guarantees were returned to the Company.

For more information see Note 19.

f.Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv (the “Court”). The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The plaintiff seeks specified compensatory damages in a sum of up to $75,000 as well as attorneys’ fees and costs.

The Company filed its defense on June 21, 2015, which was followed by disclosure proceedings by both parties.

The plaintiff filed his reply to the Company’s defense by April 2, 2017. A preliminary hearing was held on May 22, 2017, in the framework of which the court set dates for response to the Company’s above-mentioned requests as well as dates for evidence hearings.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to continue discussions with regards to the legal question of the governing law. On July 17, 2017, the court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the Company to respond to it; on July 29, 2017, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017.

On October 2, 2017, the plaintiff filed a request to summon two of the Company’s officers (Company's Chairman, Mr. Zisapel and Company's Chief Executive Officer, Mr. Palti).

The first evidence hearing took place on November 2, 2017and the second and final evidence hearing took place on January 8, 2018.

Summaries were filed by the plaintiff on March 21, 2018 and the Company filed its summaries on June 12, 2018. The plaintiff filed their reply summaries on September 5, 2018.

On October 4, 2018, an interim decision regarding dual listed companies, which corresponds with the Company’s arguments in this case, was rendered by the Supreme Court of Israel. This Supreme court decision upholds two recent rulings of District Court of Tel-Aviv (Economic Department), which determined that all securities litigation regarding dual listed companies should be decided only in accordance with US law (herein after: “Supreme Court Decision”).

In light of this, on October 15, 2018, the plaintiff asked from court to add a plea to his summaries. The court has approved plaintiff’s request and gave to the defendants the right to reply. In accordance, the Company’s response was submitted on December 4, 2018. Plaintiff’s reply to Company’s response was submitted on December 26, 2018.

On April 14, 2019 the court rendered a decision resolving that according to Supreme Court Decision, examination of the legal questions standing in the basis of the Motion, should be based upon US law.

Therefore, the court allowed the plaintiff to amend its Motion within 45 days, so that it would include an expert opinion regarding US law, and an argument regarding US law implementation in the specific circumstances.

The Court also decided that amendment of the Motion is subject to plaintiff’s payment of 40,000 NIS to the Company.

On September 23, 2019, the plaintiff filed an amended Motion (“the Amended Motion”), which includes an expert opinion regarding US federal law. Moreover. The Amended Motion includes lengthy arguments that were added on top of the original Motion, specifically, in reference to discovery proceedings and evidence hearings that were held as part of the original Motion.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

Therefore, on September 25, 2019, the Court rendered a decision pointing out that the Amended motion seems to include the plaintiff’s summaries in the Amended Motion, and so ordered the plaintiff to clarify whether he is willing to relinquish submitting any additional summaries regarding the evidence that were heard in the original Motion.

On October 2, 2019, plaintiff responded, alleging that since the Amended Motion does not include any new facts, there is no need in submitting additional summaries regarding the evidence that were heard to this point.

On December 30, 2019 the Company submitted a motion to dismiss the Amended Motion. The Company alleged that the Amended Motion includes new causes of action, and specifically that the addition of legal causes of action according to US Federal law, cannot be filed due to the specific statute of limitations.

On January 20, 2020, the plaintiff filed its response. Also, the Court accepted the Company’s request to submit its response to the Amended Motion after a decision in the Company’s motion to dismiss will be rendered.

On February 24, 2020 the court issued a decision, according to which, the Motion will be decided upon the current court documents, unless either of the parties will file a request to hold a hearing in the matter. As neither of parties requested to hold such a hearing, the parties await the Court’s decision in the matter.

The Company believes it has strong defense arguments; Therefore, its current assessment is that it is not probable, that the Court will accept the motion for class action.

To date, the Company is not a party to any other material legal proceedings. Nonetheless, the Company is negotiating a dispute with one of its customers and should the parties fail to reach an amicable settlement, it might lead to a threatened or actual litigation. Albeit the amount under dispute is not material, the Company is exposed to the risk that the said customer shall unlawfully pursue the exercise of a bank guarantee held by it at the amount exceeding the true amount in dispute and which could be material to the Company.